Document and Entity Information Document	Nov. 10, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Nov. 10, 2025
Document Period End Date	Nov. 10, 2025
Amendment Flag	false
Entity Registrant Name	Pismo Coast Village Inc.
Entity Address, Address Line One	165 South Dolliver Street
Entity Address, City or Town	Pismo Beach
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	93449
Entity Incorporation, State Country Name	CA
City Area Code	805
Local Phone Number	773-5649
Entity File Number	0-8463
Entity Central Index Key	0000216877
Entity Emerging Growth Company	false
Entity Tax Identification Number	95-2990441
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false